Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 276	$ 309	$ 238
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	154	135	142
Goodwill impairment	37	0	0
Loss (gain) on foreign exchange transactions	4	18	11
Gains on investments, net	(6)	(18)	(5)
Deferred income taxes	11	10	(70)
Settlement losses	0	18	11
Other, net	9	8	(7)
Changes in assets and liabilities, excluding the effects of acquisitions and divestitures:
Accounts receivable	6	(15)	(1)
Contract and other assets	(33)	(12)	(13)
Accounts payable	1	(18)	30
Accrued expenses	(28)	(85)	83
Pension and postretirement benefit plans	4	19	(6)
Contract and other liabilities	32	3	8
Net cash flows provided by operating activities	467	372	421
Investing activities
Capital expenditures	(215)	(164)	(107)
Acquisitions, net of cash acquired	(18)	(66)	(47)
Sales of investments	144	155	495
Purchases of investments	(95)	(162)	(172)
Other investing activities, net	9	(1)	9
Net cash flows used in investing activities	(175)	(238)	178
Financing activities
Proceeds from long-term debt	440	700	0
Repayment of long-term debt	(30)	(200)	0
Dividends to stockholders of UL Solutions	(680)	(1,600)	(200)
Dividend to non-controlling interest	(14)	(13)	(24)
Other financing activities, net	(10)	(3)	(4)
Net cash flows used in financing activities	(294)	(1,116)	(228)
Effect of exchange rate changes on cash and cash equivalents	(5)	(24)	(14)
Net (decrease) increase in cash and cash equivalents	(7)	(1,006)	357
Cash and cash equivalents
Beginning of period	322	1,328	971
End of period	315	322	1,328
Supplemental disclosures of cash flow information
Cash paid during the period for interest	32	17	1
Cash paid during the period for income taxes	57	68	132
Cash paid during the period for stock-based compensation	61	48	18
Noncash investing and financing activities
Capital expenditures funded by liabilities	$ 46	$ 29	$ 33